Research and development expenses	12 Months Ended
Dec. 31, 2020
Research and development expenses
Research and development expenses

16.            Research and development expenses

	December 31,	December 31,	December 31,
	2020	2019	2018
Labor	$5,471,136	$4,403,038	$2,763,805
Materials	2,383,730	3,253,593	2,618,226
Government grants	—	(476,985)	(1,087,344)
	$7,854,866	$7,179,646	$4,294,687